Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,274,532,607
Translation effect		4,924,630		$ 800,793
Disposals				(7,215)
Ending balance		1,406,321,403		1,303,450,733		$ 1,274,532,607
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,811,116,522		3,380,637,120		3,380,637,120
Acquisitions		144,013,930	[1]	64,373,787		180,344,668
Reclassifications		(152,100)		(34,097)		905,862
Impairment presentation	[2]					378,759,158
Capitalization		(10)		0		0
Translation effect		(7,009,630)
Disposals		(2,919,210)		(1,336,194)		(129,530,286)
Ending balance		3,945,049,502		3,443,640,616		3,811,116,522
Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,536,583,915)		(2,104,507,599)		(2,104,507,599)
Depreciation and amortization		(69,413,993)		(68,197,867)		(133,431,365)
Reclassifications		152,100		34,097		(905,862)
Impairment presentation	[2]					(378,759,158)
(Impairment)		(24,977,950)		(35,094,703)		(157,861,308)
Reversal of impairment		89,106,060		67,287,163		156,650,713
Translation effect		2,085,000
Disposals		904,599		289,026		82,230,664
Ending balance		(2,538,728,099)		(2,140,189,883)		(2,536,583,915)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		268,996,454
Ending balance		319,997,184		283,312,078		268,996,454
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		951,486,189		811,705,022		811,705,022
Acquisitions		24,924,550	[1]	3,880,893		16,202,848
Reclassifications		(190)		(25,191)		3,218,834
Impairment presentation	[2]					113,522,135
Capitalization		8,340,710		603,525		8,292,881
Translation effect		(2,836,830)
Disposals		(1,204,880)		(65,719)		(1,455,531)
Ending balance		980,709,549		816,098,530		951,486,189
Plants [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(682,489,735)		(520,582,198)		(520,582,198)
Depreciation and amortization		(19,569,930)		(18,091,427)		(39,126,110)
Reclassifications		90		47,616		(4,541,518)
Impairment presentation	[2]					(113,522,135)
(Impairment)		(18,573,240)		(4,953,757)		(43,670,755)
Reversal of impairment		57,865,740		10,786,947		38,499,016
Translation effect		1,720,180
Disposals		334,530		6,367		453,965
Ending balance		$ (660,712,365)		(532,786,452)		(682,489,735)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		5.00%
Estimated useful lives		35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,267,028
Ending balance		$ 7,364,438		7,424,782		7,267,028
Depreciation rates		5.00%
Estimated useful lives		20 years
Drilling equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,548,596		13,492,631		13,492,631
Acquisitions		311,390	[1]	0		57,182
Reclassifications		0		0		0
Impairment presentation	[2]					(1,217)
Capitalization		0		0		0
Translation effect		0
Disposals		0		0		0
Ending balance		13,859,986		13,492,631		13,548,596
Drilling equipment | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,281,568)		(5,902,442)		(5,902,442)
Depreciation and amortization		(213,980)		(165,407)		(395,756)
Reclassifications		0		0		15,413
Impairment presentation	[2]					1,217
(Impairment)		0		0		0
Reversal of impairment		0		0		0
Translation effect		0
Disposals		0		0		0
Ending balance		(6,495,548)		(6,067,849)		(6,281,568)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		259,038,544
Ending balance		259,514,454		270,646,039		259,038,544
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		495,475,879		481,791,665		481,791,665
Acquisitions		1,618,940	[1]	827,389		4,008,698
Reclassifications		(71,210)		(21,158)		(507,065)
Impairment presentation	[2]					24,292,290
Capitalization		4,044,640		1,797,529		3,923,149
Translation effect		(50,260)
Disposals		(85,130)		(28,862)		(18,032,858)
Ending balance		500,932,859		484,366,563		495,475,879
Pipelines [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(236,437,335)		(200,976,329)		(200,976,329)
Depreciation and amortization		(7,707,800)		(7,917,965)		(16,731,217)
Reclassifications		0		(5,964)		(90,202)
Impairment presentation	[2]					(24,292,290)
(Impairment)		(1,321,170)		(8,286,406)		(25,193,511)
Reversal of impairment		3,976,210		3,311,419		23,545,676
Translation effect		23,470
Disposals		48,220		154,721		7,300,538
Ending balance		$ (241,418,405)		(213,720,524)		(236,437,335)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		2.00%
Estimated useful lives		15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 305,091,542
Ending balance		324,575,182		337,695,612		305,091,542
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,487,962,570		1,387,228,249		1,387,228,249
Acquisitions		10,336,630	[1]	16,016,060		31,584,832
Reclassifications		0		9,491		64,049
Impairment presentation	[2]					121,070,386
Capitalization		30,885,250		20,344,576		43,076,120
Translation effect		0
Disposals		0		0		(95,061,066)
Ending balance		1,529,184,450		1,423,598,376		1,487,962,570
Wells [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,182,871,028)		(1,081,366,803)		(1,081,366,803)
Depreciation and amortization		(31,834,810)		(32,861,788)		(56,070,192)
Reclassifications		71,670		0		(89,082)
Impairment presentation	[2]					(121,070,386)
(Impairment)		(4,974,170)		(23,215,425)		(62,151,433)
Reversal of impairment		14,999,070		51,541,252		72,569,176
Translation effect		0
Disposals		0		0		65,307,692
Ending balance		(1,204,609,268)		(1,085,902,764)		(1,182,871,028)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,855,535
Ending balance		26,619,205		19,629,707		24,855,535
Buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		70,711,580		60,311,739		60,311,739
Acquisitions		2,090,630	[1]	10,822		287,710
Reclassifications		(530)		(27)		115
Impairment presentation	[2]					9,817,972
Capitalization		746,020		49,009		294,044
Translation effect		(275,160)
Disposals		(360)		(38,932)
Ending balance		73,272,180		60,332,611		70,711,580
Buildings | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(45,856,045)		(39,893,540)		(39,893,540)
Depreciation and amortization		(934,610)		(922,250)		(1,846,486)
Reclassifications		530		25		5,701,953
Impairment presentation	[2]					(9,817,972)
(Impairment)		0		0		0
Reversal of impairment		0		0		0
Translation effect		136,790
Disposals		360		112,861		0
Ending balance		$ (46,652,975)		(40,702,904)		(45,856,045)
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		33 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 151,810,657
Ending balance		$ 156,701,667		149,461,447		151,810,657
Depreciation rates		4.00%
Estimated useful lives		25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 415,885,213		354,353,029		354,353,029
Acquisitions		907,100	[1]	1,215,842		4,630,358
Reclassifications		0		14,966		(2,931,778)
Impairment presentation	[2]					67,305,005
Capitalization		662,340		2,148,170		4,659,693
Translation effect		0
Disposals		0		0		(12,131,094)
Ending balance		417,454,653		357,732,007		415,885,213
Offshore platforms [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(264,074,556)		(204,238,464)		(204,238,464)
Depreciation and amortization		(7,443,710)		(6,932,087)		(16,627,864)
Reclassifications		0		0		51,568
Impairment presentation	[2]					(67,305,005)
(Impairment)		0		1,362,306		(5,503,546)
Reversal of impairment		10,765,280		1,537,685		20,727,844
Translation effect		0
Disposals		0		0		8,820,911
Ending balance		(260,752,986)		(208,270,560)		(264,074,556)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,615,348
Ending balance		9,004,098		5,317,071		4,615,348
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		49,310,555		48,829,010		48,829,010
Acquisitions		5,238,190	[1]	732,709		974,167
Reclassifications		(76,130)		(4,920)		2,049
Impairment presentation	[2]					(328,799)
Capitalization		590,880		118,110		152,540
Translation effect		(235,640)
Disposals		(245,840)		(19,156)		(318,412)
Ending balance		54,582,015		49,655,753		49,310,555
Furniture and equipment [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(44,695,207)		(43,336,870)		(43,336,870)
Depreciation and amortization		(1,388,530)		(996,256)		(2,008,187)
Reclassifications		75,760		1,659		59,141
Impairment presentation	[2]					328,799
(Impairment)		0		0		0
Reversal of impairment		0		0		0
Translation effect		198,590
Disposals		231,470				261,910
Ending balance		$ (45,577,917)		(44,338,682)		(44,695,207)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		10.00%
Estimated useful lives		10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,474,475
Ending balance		9,601,731		8,399,338		13,474,475
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		28,534,437		16,829,532		16,829,532
Acquisitions		(3,064,920)	[1]	23,263		326,998
Reclassifications		(4,040)		(5,303)		130,971
Impairment presentation	[2]					6,303,440
Capitalization		0		0		5,235,745
Translation effect		(132,920)
Disposals		(650,280)		(49,427)		(292,249)
Ending balance		24,682,277		16,798,065		28,534,437
Transportation equipment [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(15,059,962)		(8,210,953)		(8,210,953)
Depreciation and amortization		(320,623)		(310,687)		(625,553)
Reclassifications		4,050		(9,239)		103,085
Impairment presentation	[2]					(6,303,440)
(Impairment)		0		0		(108,749)
Reversal of impairment		0		109,860
Translation effect		5,970
Disposals		290,019		22,292		85,648
Ending balance		$ (15,080,546)		(8,398,727)		(15,059,962)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		4.00%
Estimated useful lives		5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		20.00%
Estimated useful lives		25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[3]	$ 194,617,031
Ending balance	[3]	247,781,861		177,355,664		194,617,031
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[3]	253,435,510		161,870,424		161,870,424
Acquisitions		101,595,260	[1]	41,666,809	[3]	122,214,783 [3]
Reclassifications	[3]	0		(1,920)		127,142
Impairment presentation	[2]					36,777,946
Capitalization	[3]	(45,680,130)		(25,060,919)		(65,840,388)
Translation effect	[3]	(3,407,970)
Disposals	[3]	(732,720)		(1,118,730)		(1,714,397)
Ending balance	[3]	305,209,950		177,355,664		253,435,510
Construction in progress [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[3]	(58,818,479)		0		0
Depreciation and amortization	[3]	0		0		0
Reclassifications	[3]	0		0		(2,116,220)
Impairment presentation	[2]					(36,777,946)
(Impairment)	[3]	(109,370)		0		(21,233,314)
Reversal of impairment	[3]	1,499,760		0		1,309,001
Translation effect	[3]	0
Disposals	[3]	0		0		0
Ending balance	[3]	(57,428,089)		0		(58,818,479)
Lands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,765,993
Ending balance		45,161,583		44,208,995		44,765,993
Lands | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,765,993		44,225,819		44,225,819
Acquisitions		56,160	[1]	0		57,092
Reclassifications		0		(1,660)		276,866
Impairment presentation	[2]					0
Capitalization		410,280		0		206,216
Translation effect		(70,850)
Disposals		0		(15,164)
Ending balance		45,161,583		44,208,995		44,765,993
Lands | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0		0
Depreciation and amortization		0		0		0
Reclassifications		0		0		0
Impairment presentation	[2]					0
(Impairment)		0		0		0
Reversal of impairment		0		0		0
Translation effect		0
Disposals		0		0		0
Ending balance		0		0		0
Unproductive fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Ending balance		0		0		0
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0		0
Acquisitions		0	[1]	0		0
Reclassifications		0		1,625		524,679
Impairment presentation	[2]					0
Capitalization		0		0		0
Translation effect		0
Disposals		0		(204)		(524,679)
Ending balance		0		1,421		0
Unproductive fixed assets [member] | Amortization accumulated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0		0		0
Depreciation and amortization		0		0		0
Reclassifications		0		0		0
Impairment presentation	[2]					0
(Impairment)		0		(1,421)
Reversal of impairment		0		0		0
Translation effect		0
Disposals		0		0		0
Ending balance		$ 0		$ (1,421)		$ 0

[1]	On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, mainly plants. This amount includes assets acquired through a business combination (see Note 12).
[2]	To present the accumulated effect of impairment as part of the accumulated depreciation and amortization. This presentation does not affect the net value of wells, pipelines, properties, plant and equipment.
[3]	Mainly wells, pipelines and plants.